Note 41 - Fair Values of Financial Instruments - Assets and Liabilities Measured at Fair Value (Details) - ARS ($)	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Financial Assets Abstract
Debt Securities FVTPL	$ 7,508,099,000	$ 8,588,127,000	$ 6,764,936,000
Derivative Financial Assets FVTPL	591,418,000	210,756,000	98,987,000
Equity Instruments FVTPL	528,026,000	695,664,000	407,664,000
Debt Securities FVOCI	24,550,036,000	25,202,235,000	17,214,820,000
Equity Instruments FVOCI	13,926,000	18,244,000	18,156,000
Financial Liabilities Abstract
Trading Liabilities FVTPL	692,270,000	0	0
Derivative Financial Liabilities FVTPL	1,377,259,000	339,253,000	107,430,000
Accounting Balance Member
Financial Assets Abstract
Debt Securities FVTPL	7,508,099,000	8,588,127,000	6,764,936,000
Derivative Financial Assets FVTPL	591,418,000	210,756,000	98,987,000
Equity Instruments FVTPL	528,026,000	695,664,000	407,664,000
Debt Securities FVOCI	24,821,610,000	25,207,899,000	17,214,820,000
Equity Instruments FVOCI	13,926,000	18,244,000	18,156,000
Financial Liabilities Abstract
Trading Liabilities FVTPL	692,270,000
Derivative Financial Liabilities FVTPL	1,377,259,000	339,253,000	107,430,000
Total Fair Value Member
Financial Assets Abstract
Debt Securities FVTPL	7,508,099,000	8,588,127,000	6,764,936,000
Derivative Financial Assets FVTPL	591,418,000	210,756,000	98,987,000
Equity Instruments FVTPL	528,026,000	695,664,000	407,664,000
Debt Securities FVOCI	24,821,610,000	25,207,899,000	17,214,820,000
Equity Instruments FVOCI	13,926,000	18,244,000	18,156,000
Financial Liabilities Abstract
Trading Liabilities FVTPL	692,270,000
Derivative Financial Liabilities FVTPL	1,377,259,000	339,253,000	107,430,000
Level 1 - Fair Value Member
Financial Assets Abstract
Debt Securities FVTPL	54,011,000	6,277,865,000	2,359,335,000
Derivative Financial Assets FVTPL	0	0	0
Equity Instruments FVTPL	528,026,000	695,664,000	407,664,000
Debt Securities FVOCI	100,166,000	16,203,297,000	1,197,145,000
Equity Instruments FVOCI	13,226,000	17,567,000	0
Financial Liabilities Abstract
Trading Liabilities FVTPL	162,696,000
Derivative Financial Liabilities FVTPL	0	0	0
Level 2 - Fair Value Member
Financial Assets Abstract
Debt Securities FVTPL	7,454,088,000	2,310,262,000	4,405,601,000
Derivative Financial Assets FVTPL	591,418,000	210,756,000	98,987,000
Equity Instruments FVTPL	0	0	0
Debt Securities FVOCI	24,721,444,000	9,004,602,000	16,017,675,000
Equity Instruments FVOCI	700,000	677,000	18,156,000
Financial Liabilities Abstract
Trading Liabilities FVTPL	529,574,000
Derivative Financial Liabilities FVTPL	$ 1,377,259,000	$ 339,253,000	$ 107,430,000